Right-of-Use Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [abstract]
Summary of Quantitative Information about Right-of-Use Assets

	Offices	Plant and equipment	Total
	US$	US$	US$
COST
As of January 1, 2021	2,319	57	2,376
Additions	48	5	53

As of December 31, 2021	2,367	62	2,429
Additions	538	10	548
Derecognised upon end of lease term	(40)	(13)	(53)

As of December 31, 2022	2,865	59	2,924

DEPRECIATION
As of January 1, 2021	(836)	(29)	(865)
Provided for the year	(513)	(15)	(528)

As of December 31, 2021	(1,349)	(44)	(1,393)
Provided for the year	(579)	(14)	(593)
Derecognised upon end of lease term	40	13	53

As of December 31, 2022	(1,888)	(45)	(1,933)

CARRYING VALUES
As of December 31, 2021	1,018	18	1,036

As of December 31, 2022	977	14	991

Summary of Right-of-Use-Assets Depreciated Over Lease Term
The
right-of-use
assets are depreciated over the lease terms using straight-line method.

	Years ended December 31,
	2020	2021	2022
	US$	US$	US$
Expense relating to short-term leases	38	56	96

Total cash outflow for leases	582	667	782